FAIR VALUE MEASUREMENTS - Changes in Assets and Liabilities Measured and Reported at Fair Value Using Level 3 Inputs (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfers out of Level 3	$ (225,800)	$ (48,700)
Transfers in of Level 3	4,900	21,200
Level 3 | Embedded derivative — Notes payable
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, Beginning Balance	136,192	10,472
Purchases	0	93,993
Sales/ Distributions	0	0
Net Realized Gain / (Loss)	0	0
Net Unrealized Gain / (Loss)	0	31,727
Fair value, Ending Balance	0	136,192	$ 10,472
Digital intangible assets | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, Beginning Balance	20,457	68,004
Purchases	0	0
Sales/ Distributions	0	0
Net Realized Gain / (Loss)	0	0
Net Unrealized Gain / (Loss)	(1,255)	(17,043)
Transfers out of Level 3	(18,371)	(30,504)
Fair value, Ending Balance	831	20,457	68,004
Digital assets receivable | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, Beginning Balance	60,492	20,569
Purchases	2,250	0
Sales/ Distributions	0	(4,727)
Net Realized Gain / (Loss)	0	4,724
Net Unrealized Gain / (Loss)	7,644	52,477
Transfers out of Level 3	(49,003)	(12,551)
Fair value, Ending Balance	21,383	60,492	20,569
Investments | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, Beginning Balance	524,573	364,576
Purchases	423,351	129,188
Sales/ Distributions	(268,501)	(221,564)
Net Realized Gain / (Loss)	148,128	117,036
Net Unrealized Gain / (Loss)	56,638	119,803
Transfers in of Level 3	(17,311)	15,534
Fair value, Ending Balance	866,878	524,573	364,576
Galaxy Digital Holdings, LP
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfers out of Level 3		(48,700)	(31,600)
Transfers in of Level 3		21,200	67,300
Galaxy Digital Holdings, LP | Level 3 | Embedded derivative — Notes payable
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, Beginning Balance	136,192	10,472	0
Purchases		93,993	0
Sales/ Distributions		0	0
Net Realized Gain / (Loss)		0	0
Net Unrealized Gain / (Loss)		31,727	9,604
Transfers in /(out) of Level 3		0	868
Fair value, Ending Balance		136,192	10,472
Galaxy Digital Holdings, LP | Digital intangible assets | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, Beginning Balance	20,457	68,004	0
Purchases		0	0
Sales/ Distributions		0	0
Net Realized Gain / (Loss)		0	0
Net Unrealized Gain / (Loss)		(17,043)	65,073
Transfers out of Level 3		(30,504)	2,931
Fair value, Ending Balance		20,457	68,004
Galaxy Digital Holdings, LP | Digital assets receivable | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, Beginning Balance	60,492	20,569	16,054
Purchases		0	200
Sales/ Distributions		(4,727)	0
Net Realized Gain / (Loss)		4,724	0
Net Unrealized Gain / (Loss)		52,477	17,101
Transfers out of Level 3		(12,551)	(12,786)
Fair value, Ending Balance		60,492	20,569
Galaxy Digital Holdings, LP | Investments | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, Beginning Balance	$ 524,573	364,576	170,526
Purchases		129,188	30,077
Sales/ Distributions		(221,564)	(2,890)
Net Realized Gain / (Loss)		117,036	949
Net Unrealized Gain / (Loss)		119,803	121,242
Transfers in of Level 3		15,534	44,672
Fair value, Ending Balance		$ 524,573	$ 364,576